Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per ShareThe Company computes earnings per share of common stock using the two-class method required for participating securities. The participating securities did not impact the computation of earnings per share in the periods presented as no dividends were declared and the participating securities are not contractually obligated to share in losses.
Subsequent to the Merger, the Company has two classes of common stock with identical liquidation and dividend rights, Class A and Class B. The net loss is allocated in a proportionate basis to each class of common stock and results in the same net loss per share.
Share amounts and net loss per share have been recast for the twelve months ended December 31, 2021 to reflect the Exchange Ratio from the Merger.
The following table presents the potential common stock outstanding excluded from the computation of diluted loss per share because including them would have had an antidilutive effect (in millions):

	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Redeemable convertible preferred stock	—	—	290
Stock options	65	82	77
RSUs	103	35	3
Public warrants	12	12	—
Private placement warrants	9	9	—
Earnout shares liability	5	5	—
Total	194	143	370